Payments, by Project - 12 months ended Dec. 31, 2025 - USD ($) $ in Thousands		Taxes	Royalties		Total Payments
Total		$ 41,900	$ 812	[1]	$ 42,712
Granite Canada [Member]
Total	[1]		$ 812

[1]
Total payments are reported in United States (“U.S.”) dollars. Payments that were made using Canadian dollars have been converted to U.S. dollars based on the exchange rate as of the Company’s fiscal year end.